Goodwill and Other Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 7,834
Ending balance	7,736	$ 7,834
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,237	10,543
Acquisitions		151
Additions	725	728
Disposals	(257)	(113)
Foreign currency adjustments and other	(160)	(72)
Ending balance	11,545	11,237
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,403)	(2,831)
Amortization	749	651
Disposals	246	102
Foreign currency adjustments and other	(97)	23
Ending balance	(3,809)	(3,403)
Fund management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,415
Ending balance	4,415	4,415
Fund management contracts [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,415	4,415
Ending balance	4,415	4,415
Indefinite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	166
Ending balance	166	166
Indefinite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	166	166
Ending balance	166	166
Computer software [member] | Finite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,356
Ending balance	2,410	2,356
Computer software [member] | Finite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,525	3,946
Additions	723	705
Disposals	(198)	(113)
Foreign currency adjustments and other	(59)	(13)
Ending balance	4,991	4,525
Computer software [member] | Finite life intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(2,169)	(1,705)
Amortization	625	535
Disposals	191	102
Foreign currency adjustments and other	(22)	31
Ending balance	(2,581)	(2,169)
Other intangible assets [member] | Finite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	897
Ending balance	745	897
Other intangible assets [member] | Finite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,131	2,016
Acquisitions		151
Additions	2	23
Disposals	(59)
Foreign currency adjustments and other	(101)	(59)
Ending balance	1,973	2,131
Other intangible assets [member] | Finite life intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,234)	(1,126)
Amortization	124	116
Disposals	55
Foreign currency adjustments and other	(75)	(8)
Ending balance	$ (1,228)	$ (1,234)